INVESTMENTS, DEBT AND DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 633		$ 494
At amortized cost | Borrowings, of which other borrowings
Disclosure of detailed information about financial instruments [line items]
Other payables	113	$ 88
Deferred consideration	72	72
Foreign exchange gain	9	12
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	600		$ 445
At amortized cost | Restricted bank deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	56	39
At amortized cost | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	63	57
At amortized cost | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	64	64
At amortized cost | Sovereign bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	258	150
At amortized cost | Deferred receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	88	84
At amortized cost | Short term loan
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 31	$ 26